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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23244

The Chartwell Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Timothy J. Riddle
The Chartwell Funds, 1205 Westlakes Drive, Suite 100 Berwyn, Pennsylvania 19312
(Name and address of agent for service)

With a copy to:

Alan R. Gedrich, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

Registrant's telephone number, including area code:	(610) 296-1400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1.	Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS - 17.6%	Shares	Value
Communication Services - 2.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	469,000	$14,098,140

Entertainment - 1.1%
Viacom, Inc. - Class B	564,500	16,607,590

Consumer Discretionary - 1.7%
Auto Components - 0.4%
Superior Industries International, Inc.	1,063,450	5,476,768

Household Durables - 1.0%
Newell Brands, Inc.	670,720	14,225,971

Leisure Products - 0.3%
Mattel, Inc. (a)(b)	372,400	4,409,216

Consumer Staples - 3.3%
Beverages - 2.1%
Carlsberg A/S - Class B - ADR	564,000	13,042,500
Molson Coors Brewing Co. - Class B	257,655	17,162,400
		30,204,900
Food Products - 1.2%
Tate & Lyle plc - ADR	474,000	17,301,000

Energy - 0.4%
Energy Equipment & Services - 0.4%
Tenaris S.A. - ADR	258,405	6,452,373

Financials - 1.4%
Banks - 0.4%
Bank of America Corp.	192,400	5,477,628

Diversified Financial Services - 1.0%
Jefferies Financial Group, Inc. (a)	702,550	14,620,065

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 17.6% (Continued)	Shares	Value
Health Care - 1.2%
Pharmaceuticals - 1.2%
GlaxoSmithKline plc - ADR	277,300	$10,870,160
Sanofi - ADR	151,250	6,571,812
		17,441,972
Industrials - 0.8%
Electrical Equipment - 0.2%
LSI Industries, Inc.	787,613	2,575,495

Machinery - 0.6%
SKF AB - ADR (a)	541,700	9,160,147

Information Technology - 2.9%
Communications Equipment - 1.1%
Nokia Corp. - ADR (a)	1,698,000	10,782,300
PC-Tel, Inc.	658,746	3,484,766
Telefonaktiebolaget LM Ericsson - ADR (a)	163,000	1,452,330
		15,719,396
Semiconductors & Semiconductor Equipment - 1.8%
Xperi Corp.	1,227,000	26,294,610

Materials - 2.4%
Chemicals - 0.4%
Mosaic Co. (The)	158,200	5,106,696

Metals & Mining - 2.0%
Cleveland-Cliffs, Inc. (a)	1,434,000	15,358,140
Gold Resource Corp. (c)	3,118,800	14,003,412
		29,361,552
Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
CoreCivic, Inc.	940,140	18,680,582

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 17.6% (Continued)	Shares	Value
Utilities - 0.1%
Electric Utilities - 0.1%
FirstEnergy Corp.	37,000	$1,450,400

Total Common Stocks (Cost $259,265,083)		$254,664,501

PREFERRED STOCKS - 5.4%	Shares	Value
Energy - 1.9%
Chesapeake Energy Corp., 5.000% CV (a)(b)(d)	474,705	$27,354,875

Industrials - 1.5%
Pitney Bowes, Inc., 6.700%, 3/7/2043 (d)	875,014	21,175,339

Real Estate - 2.0%
RLJ Lodging Trust, 1.950% - Series A CV (d)	1,137,000	29,016,240

Total Preferred Stocks (Cost $76,650,399)		$77,546,454

CORPORATE BONDS - 75.1%	Par Value	Value
Communication Services - 3.2%
Twitter, Inc., 0.25%, due 9/15/2019 CV	$20,572,000	$20,063,460
Twitter, Inc., 1.00%, due 9/15/2021 CV	20,374,000	18,996,188
Viacom, Inc., 3.45%, due 10/4/2026	7,035,000	6,497,408
		45,557,056
Consumer Discretionary - 8.0%
Brunswick Corp., 4.625%, due 5/15/2021 (e)	11,806,000	11,717,292
Choice Hotels International, Inc., 5.70%, due 8/28/2020	2,955,000	3,036,262
GameStop Corp., 5.50%, due 10/1/2019 (e)	24,047,000	23,986,883
Hasbro, Inc., 5.10%, due 5/15/2044	4,739,000	4,173,291

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 75.1% (Continued)	Par Value	Value
Consumer Discretionary - 8.0% (Continued)
Macy's Retail Holdings, Inc., 3.45%, due 1/15/2021	$15,708,000	$15,636,129
Newell Brands, Inc., 2.60%, due 3/29/2019	2,609,000	2,606,309
Newell Brands, Inc., 4.70%, due 5/15/2020	9,111,000	9,262,216
Newell Brands, Inc., 4.20%, due 4/1/2026	22,334,000	21,462,417
Service Corp. International, 4.50%, due 11/15/2020	4,998,000	4,973,010
Starbucks Corp., 2.20%, due 11/22/2020	2,420,000	2,394,023
Tiffany & Co., 4.90%, due 10/1/2044	17,744,000	15,747,322
Whirlpool Corp., 2.40%, due 3/1/2019	934,000	933,447
		115,928,601
Consumer Staples - 12.1%
Campbell Soup Co., 4.15%, due 3/15/2028	16,162,000	15,513,713
Campbell Soup Co., 4.80%, due 3/15/2048	9,613,000	8,496,095
Church & Dwight Co., Inc., 2.45%, due 12/15/2019	13,823,000	13,753,827
Constellation Brands, Inc., 3.875%, due 11/15/2019	35,246,000	35,463,852
Edgewell Personal Care Co., 4.70%, due 5/19/2021	2,800,000	2,821,000
General Mills, Inc., 5.65%, due 2/15/2019	1,426,414	1,427,641
General Mills, Inc., 2.20%, due 10/21/2019	7,440,000	7,400,786
General Mills, Inc., 4.20%, due 4/17/2028	7,685,000	7,731,778
General Mills, Inc., 4.15%, due 2/15/2043	6,822,000	5,892,687
Hershey Co. (The), 2.90%, due 5/15/2020	3,142,000	3,149,346
Hershey Co. (The), 3.375%, due 8/15/2046	6,410,000	5,673,439
J.M. Smucker Co. (The), 2.20%, due 12/6/2019	6,475,000	6,439,667
J.M. Smucker Co. (The), 2.50%, due 3/15/2020	1,560,000	1,550,043
J.M. Smucker Co. (The), 4.25%, due 3/15/2035	7,655,000	7,030,087
Kellogg Co., 4.15%, due 11/15/2019	10,629,000	10,713,149
Kellogg Co., 4.00%, due 12/15/2020	5,919,000	6,011,859
Kellogg Co., 4.50%, due 4/1/2046	6,705,000	6,199,249
Molson Coors Brewing Co., 1.90%, due 3/15/2019	11,954,000	11,938,129
Molson Coors Brewing Co., 3.00%, due 7/15/2026	17,081,000	15,854,621
Sysco Corp., 1.90%, due 4/1/2019	1,810,000	1,807,665
		174,868,633
Health Care - 10.0%
Amgen, Inc., 2.20%, due 5/22/2019	9,270,000	9,252,005
Amgen, Inc., 2.125%, due 5/1/2020	7,741,000	7,677,546
Becton, Dickenson and Co., 2.133%, due 6/6/2019	13,972,000	13,909,593
Becton, Dickenson and Co., 2.675%, due 12/15/2019	33,605,249	33,455,969

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 75.1% (Continued)	Par Value	Value
Health Care - 10.0% (Continued)
Biogen, Inc., 2.90%, due 9/15/2020	$26,065,000	$26,035,991
Bristol-Myers Squibb Co., 3.25%, due 8/1/2042	18,341,000	15,055,385
Gilead Sciences, Inc., 1.85%, due 9/20/2019	4,690,000	4,664,383
Halyard Health, Inc., 6.25%, due 10/15/2022	16,482,000	16,770,435
Quest Diagnostics, Inc., 2.70%, due 4/1/2019	12,490,000	12,478,810
Quest Diagnostics, Inc., 4.75%, due 1/30/2020	5,801,000	5,894,226
		145,194,343
Industrials - 9.3%
Allegiant Travel Co., 5.50%, due 7/15/2019	29,638,000	29,897,333
Atlas Air Worldwide Holdings, Inc., 2.25%, due 6/1/2022 CV	12,360,000	12,838,950
Bemis Co., Inc., 6.80%, due 8/1/2019	13,815,000	14,050,719
Harris Corp., 2.70%, due 4/27/2020	10,076,000	9,993,816
Huron Consulting Group, Inc., 1.25%, due 10/1/2019 CV	24,882,000	24,322,155
Idex Corp., 4.50%, due 12/15/2020	14,055,000	14,288,155
J.B. Hunt Transport Services, Inc., 2.40%, due 3/15/2019	2,855,000	2,853,845
Republic Services, Inc., 5.50%, due 9/15/2019	13,944,000	14,152,842
Republic Services, Inc., 5.00%, due 3/1/2020	2,885,000	2,948,620
Southwest Airlines Co., 2.65%, due 11/5/2020	8,515,000	8,464,294
		133,810,729
Information Technology - 20.3%
Analog Devices, Inc., 2.85%, due 3/12/2020	13,614,000	13,603,924
Apple, Inc., 3.85%, due 5/4/2043	21,849,000	21,298,663
Apple, Inc., 3.45%, due 2/9/2045	9,676,000	8,815,960
CalAmp Corp., 1.625%, due 5/15/2020 CV (a)	7,650,000	7,354,343
Electronics For Imaging, Inc., 0.75%, due 9/1/2019 CV	26,621,000	26,030,520
Hewlett Packard Enterprise Co., 3.60%, due 10/15/2020	32,108,000	32,307,574
Juniper Networks, Inc., 3.125%, due 2/26/2019	11,950,000	11,948,259
KLA-Tencor Corp., 3.375%, due 11/1/2019	11,016,000	11,042,419
Lam Research Corp., 2.75%, due 3/15/2020	3,142,000	3,133,065
NetApp, Inc., 2.00%, due 9/27/2019	20,682,000	20,549,452
Nokia Corp., 5.375%, due 5/15/2019	15,658,000	15,716,718
Nokia Corp., 6.625%, due 5/15/2039	7,317,000	7,609,680

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 75.1% (Continued)	Par Value	Value
Information Technology - 20.3% (Continued)
Nuance Communications, Inc., 2.75%, due 11/1/2031 CV	$33,550,000	$32,877,423
Sanmina Corp., 4.375%, due 6/1/2019 (e)	31,532,000	31,532,000
Synchronoss Technologies, Inc., 0.75%, due 8/15/2019 CV	16,307,000	15,688,622
Telefonaktiebolaget LM Ericsson, 4.125%, due 5/15/2022	14,471,000	14,464,050
Xilinx, Inc., 2.125%, due 3/15/2019	19,167,000	19,134,048
		293,106,720
Materials - 11.1%
Ball Corp., 4.375%, due 12/15/2020	15,854,000	16,071,992
Eastman Chemical Co., 2.70%, due 1/15/2020	9,081,000	9,051,509
Freeport-McMoran, Inc., 3.10%, due 3/15/2020	23,477,000	23,212,884
Huntsman International LLC, 4.875%, due 11/15/2020	21,205,000	21,576,088
Newmont Mining Corp., 5.125%, due 10/1/2019	30,381,000	30,731,967
PH Glatfelter Co., 5.375%, due 10/15/2020	7,155,000	7,161,440
PPG Industries, Inc., 2.30%, due 11/15/2019	16,247,000	16,171,758
Sherwin-Williams Co. (The), 2.25%, due 5/15/2020	36,503,000	36,109,786
		160,087,424
Real Estate - 1.1%
CoreCivic, Inc., 4.125%, due 4/1/2020	16,448,000	16,324,640

Total Corporate Bonds (Cost $1,087,049,899)		$1,084,878,146

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

REGISTERED INVESTMENT COMPANIES - 2.1%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio – Institutional Shares, 2.32% (f) (g)	24,193,439	$24,193,439
Fidelity Institutional Money Market Government Portfolio - Class I, 2.28% (f)	778,986	778,986
Invesco Short-Term Investment Trust Government & Agency Portfolio – Institutional Class, 2.30% (f) (g)	5,836,566	5,836,566
Total Registered Investment Companies (Cost $30,808,991)		$30,808,991

Investments at Value - 100.2% (Cost $1,453,774,372)		$1,447,898,092

Liabilities in Excess of Other Assets - (0.2%)		(3,482,333)

Net Assets - 100.0%		$1,444,415,759

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2019 was $28,822,154 (Note 7).
(b)	Non-income producing security.
(c)	Affiliated company (Note 5).
(d)	Security has a perpetual maturity date.
(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $67,236,175 as of January 31, 2019, representing 4.7% of net assets.
(f)	The rate shown is the 7-day effective yield as of January 31, 2019.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019 was $30,030,005 (Note 7).

ADR - American Depositary Receipt

A/S - Aktieselskab

CV - Convertible Security

plc - Public Limited Company

S.A. - Societe Anonyme

See accompanying notes to Schedules of Investments.

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Consumer Discretionary - 11.3%
Household Durables - 1.4%
Toll Brothers, Inc.	8,595	$317,499

Internet & Direct Marketing Retail - 3.7%
Expedia Group, Inc.	7,175	855,619

Specialty Retail - 4.4%
AutoZone, Inc. (a)	1,180	999,861

Textiles, Apparel & Luxury Goods - 1.8%
Ralph Lauren Corp.	3,668	426,002

Consumer Staples - 2.0%
Food Products - 2.0%
Ingredion, Inc.	4,620	457,380

Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Diamondback Energy, Inc.	6,772	698,329
Pioneer Natural Resources Co.	4,365	621,227
		1,319,556
Financials - 17.2%
Banks - 6.4%
KeyCorp	29,935	493,029
M&T Bank Corp.	2,225	366,102
Pinnacle Financial Partners, Inc. (b)	11,145	599,267
		1,458,398
Consumer Finance - 1.6%
Synchrony Financial	12,420	373,097

Insurance - 9.2%
Allstate Corp. (The)	9,085	798,299
Hanover Insurance Group, Inc. (The)	5,410	616,956
Lincoln National Corp. (b)	11,935	698,078
		2,113,333

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 2.7%
Health Care Providers & Services - 2.7%
Quest Diagnostics, Inc.	7,121	$622,019

Industrials - 17.6%
Construction & Engineering - 2.4%
Jacobs Engineering Group, Inc.	8,595	556,956

Electrical Equipment - 2.6%
Rockwell Automation, Inc.	3,510	595,015

Machinery - 3.8%
Snap-on, Inc.	5,225	867,298

Marine - 3.9%
Kirby Corp. (a)	11,913	892,403

Professional Services - 3.1%
IHS Markit Ltd. (a)	13,870	720,130

Road & Rail - 1.8%
J.B. Hunt Transport Services, Inc.	3,780	404,611

Information Technology - 7.0%
Electronic Equipment, Instruments & Components - 3.0%
Dolby Laboratories, Inc. - Class A	10,660	688,956

Software - 4.0%
Teradata Corp. (a)	20,629	915,515

Materials - 6.7%
Chemicals - 3.8%
Valvoline, Inc.	39,498	873,301

Construction Materials - 2.9%
Vulcan Materials Co.	6,525	663,266

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Real Estate - 14.3%
Equity Real Estate Investment Trusts (REITs) - 14.3%
American Campus Communities, Inc.	11,955	$550,169
Duke Realty Corp.	33,925	991,967
Host Hotels & Resorts, Inc.	36,720	663,163
Mid-America Apartment Communities, Inc.	6,435	651,737
Retail Properties of America, Inc. - Class A	32,650	412,696
		3,269,732
Utilities - 12.6%
Multi-Utilities - 12.6%
Ameren Corp.	10,970	760,660
CMS Energy Corp.	16,210	845,189
Public Service Enterprise Group, Inc.	12,795	697,967
Vectren Corp.	7,960	576,145
		2,879,961

Total Common Stocks (Cost $22,456,488)		$22,269,908

CHARTWELL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)

REGISTERED INVESTMENT COMPANIES - 5.3%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio – Institutional Shares, 2.32% (c) (d)	441,633	$441,633
Fidelity Institutional Money Market Government Portfolio - Class I, 2.28% (c)	664,365	664,365
Invesco Short-Term Investment Trust Government & Agency Portfolio – Institutional Class, 2.30% (c) (d)	106,542	106,542
Total Registered Investment Companies (Cost $1,212,540)		$1,212,540

Investments at Value - 102.4% (Cost $23,669,028)		$23,482,448

Liabilities in Excess of Other Assets - (2.4%)		(552,076)

Net Assets - 100.0%		$22,930,372

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2019 was $536,232 (Note 7).
(c)	The rate shown is the 7-day effective yield as of January 31, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019 was $548,175 (Note 7).

See accompanying notes to Schedules of Investments.

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Communication Services - 1.6%
Media - 1.6%
Scholastic Corp.	83,165	$3,467,149

Consumer Discretionary - 6.7%
Hotels, Restaurants & Leisure - 3.6%
Cheesecake Factory, Inc. (The) (a)	71,182	3,194,648
Denny's Corp. (b)	264,160	4,672,991
		7,867,639
Household Durables - 1.0%
TRI Pointe Group, Inc. (b)	166,760	2,242,922

Textiles, Apparel & Luxury Goods - 2.1%
Oxford Industries, Inc.	22,875	1,751,767
Wolverine World Wide, Inc.	82,670	2,836,408
		4,588,175
Consumer Staples - 2.6%
Food Products - 2.6%
Fresh Del Monte Produce, Inc.	80,841	2,585,295
Sanderson Farms, Inc. (a)	25,600	3,151,360
		5,736,655
Energy - 2.9%
Energy Equipment & Services - 1.3%
Apergy Corp. (b)	85,825	2,885,437

Oil, Gas & Consumable Fuels - 1.6%
Ring Energy, Inc. (b)	287,958	1,693,193
SRC Energy, Inc. (b)	375,100	1,845,492
		3,538,685
Financials - 26.2%
Banks - 18.5%
Columbia Banking System, Inc.	92,245	3,390,004
CVB Financial Corp.	111,800	2,449,538
First Financial Bancorp	121,040	3,186,983
First Midwest Bancorp, Inc.	122,750	2,702,955
FNB Corp.	150,052	1,748,106

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Financials - 26.2% (Continued)
Banks - 18.5% (Continued)
Hope Bancorp, Inc.	159,635	$2,284,377
Independent Bank Group, Inc.	59,668	3,148,084
Renasant Corp.	74,275	2,638,248
Sandy Spring Bancorp, Inc.	61,400	2,002,254
South State Corp.	43,195	2,865,988
Synovus Financial Corp.	50,993	1,806,172
TowneBank	97,492	2,530,892
UMB Financial Corp.	37,870	2,437,313
Umpqua Holdings Corp.	132,038	2,334,432
United Bankshares, Inc.	57,050	2,017,859
United Community Banks, Inc.	119,620	3,076,626
		40,619,831
Consumer Finance - 1.5%
PRA Group, Inc. (b)	112,445	3,318,252

Insurance - 6.2%
American Equity Investment Life Holding Co.	95,963	3,005,561
Argo Group International Holdings Ltd.	83,272	5,557,573
Selective Insurance Group, Inc.	83,132	5,064,402
		13,627,536
Health Care - 3.8%
Biotechnology - 0.9%
Eagle Pharmaceuticals, Inc. (b)	47,985	2,027,846

Health Care Providers & Services - 2.9%
LHC Group, Inc. (b)	60,384	6,384,400

Industrials - 22.2%
Air Freight & Logistics - 1.1%
Hub Group, Inc. - Class A (b)	53,180	2,367,042

Commercial Services & Supplies - 3.8%
Interface, Inc.	123,610	2,028,440
Knoll, Inc. (a)	118,091	2,380,715
Matthews International Corp. - Class A	37,195	1,654,805

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Industrials - 22.2% (Continued)
Commercial Services & Supplies - 3.8% (Continued)
McGrath RentCorp	44,459	$2,240,734
		8,304,694
Construction & Engineering - 1.0%
Dycom Industries, Inc. (b)	38,215	2,218,381

Machinery - 10.8%
Barnes Group, Inc.	53,750	3,175,550
EnPro Industries, Inc.	23,558	1,556,006
ESCO Technologies, Inc.	90,340	5,882,037
Franklin Electric Co., Inc.	51,130	2,442,991
Harsco Corp. (b)	117,750	2,508,075
ITT, Inc.	84,775	4,455,774
Lydall, Inc. (a)(b)	42,206	1,119,303
Mueller Water Products, Inc. - Series A	258,735	2,556,302
		23,696,038
Professional Services - 2.9%
Korn/Ferry International	70,365	3,208,644
TrueBlue, Inc. (a)(b)	130,545	3,183,992
		6,392,636
Road & Rail - 1.2%
Saia, Inc. (b)	45,010	2,699,250

Trading Companies & Distributors - 1.4%
Rush Enterprises, Inc. - Class A	83,435	3,191,389

Information Technology - 10.8%
Electronic Equipment, Instruments & Components - 1.9%
Plexus Corp. (b)	74,255	4,167,191

IT Services - 4.2%
CACI International, Inc. - Class A (b)	26,570	4,441,973
ManTech International Corp. - Class A	85,985	4,846,974
		9,288,947
Semiconductors & Semiconductor Equipment - 2.4%
Diodes, Inc. (b)	70,499	2,370,881

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Information Technology - 10.8% (Continued)
Semiconductors & Semiconductor Equipment - 2.4% (Continued)
Integrated Device Technology, Inc. (b)	61,060	$2,982,781
		5,353,662
Software - 2.3%
CommVault Systems, Inc. (b)	44,715	2,954,320
Progress Software Corp.	54,487	1,974,064
		4,928,384
Materials - 3.1%
Chemicals - 1.2%
Minerals Technologies, Inc.	44,047	2,579,833

Construction Materials - 1.0%
Eagle Materials, Inc.	30,165	2,141,715

Paper & Forest Products - 0.9%
PH Glatfelter Co.	159,386	2,036,953

Real Estate - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.8%
Empire State Realty Trust, Inc. - Class A	138,240	2,137,190
First Industrial Realty Trust, Inc.	93,150	3,047,868
Healthcare Realty Trust, Inc.	109,076	3,522,064
Kite Realty Group Trust	62,737	1,043,316
Pebblebrook Hotel Trust (a)	75,080	2,406,314
PS Business Parks, Inc.	28,572	4,148,369
STAG Industrial, Inc.	112,668	3,106,257
		19,411,378
Utilities - 6.6%
Electric Utilities - 1.4%
El Paso Electric Co.	56,595	2,972,369

Gas Utilities - 1.5%
Southwest Gas Holdings, Inc.	41,185	3,225,609

Multi-Utilities - 3.7%
Avista Corp.	39,425	1,649,936

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Utilities - 6.6% (Continued)
Multi-Utilities - 3.7% (Continued)
Black Hills Corp.	35,962	$2,441,460
NorthWestern Corp.	64,518	4,123,346
		8,214,742

Total Common Stocks (Cost $196,734,020)		$209,494,740

REGISTERED INVESTMENT COMPANIES - 5.6%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio – Institutional Shares, 2.32% (c) (d)	7,243,776	$7,243,776
Fidelity Institutional Money Market Government Portfolio - Class I, 2.28% (c)	3,424,631	3,424,631
Invesco Short-Term Investment Trust Government & Agency Portfolio – Institutional Class, 2.30% (c) (d)	1,747,530	1,747,530
Total Registered Investment Companies (Cost $12,415,937)		$12,415,937

Investments at Value - 100.9% (Cost $209,149,957)		$221,910,677

Liabilities in Excess of Other Assets - (0.9%)		(2,015,903)

Net Assets - 100.0%		$219,894,774

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2019 was $8,816,651 (Note 7).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019 was $8,762,933 (Note 7).

See accompanying notes to Schedules of Investments.

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

CORPORATE BONDS - 96.7%	Par Value	Value
Communication Services - 9.7%
CCO Holdings, LLC, 5.25%, due 9/30/2022	$1,950,000	$1,971,304
Level 3 Financing, Inc., 5.375%, due 8/15/2022	1,950,000	1,965,210
Tegna, Inc., 5.125%, due 10/15/2019	1,272,000	1,273,590
Tegna, Inc., 5.125%, due 7/15/2020	665,000	666,662
T-Mobile USA, Inc., 4.00%, due 4/15/2022	1,950,000	1,925,625
		7,802,391
Consumer Discretionary - 12.0%
Fiat Chrysler Automobiles N.V., 4.50%, due 4/15/2020	1,950,000	1,957,313
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, due 4/15/2021	1,955,000	1,966,691
Group 1 Automotive, Inc., 5.00%, due 6/1/2022	1,950,000	1,932,937
Lennar Corp., 4.50%, due 11/15/2019	1,935,000	1,925,325
MGM Resorts International, 8.625%, due 2/1/2019	1,875,000	1,875,000
		9,657,266
Energy – 14.2%
Antero Resources Corp., 5.375%, due 11/1/2021	1,890,000	1,899,544
DCP Midstream Operating L.P., 5.35%, due 3/15/2020 (a)	1,890,000	1,918,350
Energy Transfer Equity, L.P., 7.50%, due 10/15/2020	1,950,000	2,069,438
Sabine Pass Liquefaction, LLC, 5.625%, due 2/1/2021	1,805,000	1,868,164
Sunoco LP/Sunoco Finance Corp., Series WI, 4.875%, due 1/15/2023	925,000	911,125
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 4.125%, due 11/15/2019	1,950,000	1,950,000
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.25%, due 5/1/2023	795,000	795,994
		11,412,615
Financials - 9.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, due 10/30/2020	1,950,000	1,973,158
CIT Group, Inc., 5.00%, due 8/15/2022	1,950,000	1,998,750
SLM Corp., 5.125%, due 4/5/2022	1,745,000	1,692,650
Starwood Property Trust, 5.00%, due 12/15/2021	1,890,000	1,908,900
		7,573,458

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.7% (Continued)	Par Value	Value
Health Care – 9.7%
Centene Corp., 5.625%, due 2/15/2021	$1,950,000	$1,979,250
HCA, Inc., 5.875%, due 3/15/2022	1,948,000	2,064,880
Sabra Health Care, L.P./Sabra Capital Corp., 5.50%, due 2/1/2021	1,780,000	1,797,800
Tenet Healthcare Corp., 6.00%, due 10/1/2020	1,950,000	2,013,960
		7,855,890
Industrials – 14.8%
ADT Corp. (The), 6.25%, due 10/15/2021	1,950,000	2,049,938
Aircastle Ltd., 6.25%, due 12/1/2019	1,955,000	1,997,041
Arconic, Inc., 5.40%, due 4/15/2021	1,950,000	1,984,125
CNH Industrial Capital, LLC, 4.375%, due 11/6/2020	1,950,000	1,962,188
Icahn Enterprises, L.P., 6.00%, due 8/1/2020	1,950,000	1,967,062
United Rentals North America, Inc., 4.625%, due 7/15/2023	1,950,000	1,972,522
		11,932,876
Information Technology – 4.8%
Dell International, LLC/EMC Corp., 5.875%, due 6/15/2021 (a)	1,950,000	1,981,807
Pitney Bowes, Inc., 3.875%, due 10/1/2021	1,940,000	1,896,350
		3,878,157
Materials - 12.3%
ArcelorMittal, 5.25%, due 8/5/2020 (b)	220,000	225,056
ArcelorMittal, 5.50%, due 3/1/2021 (b)	1,729,000	1,789,588
Ball Corp., 5.00%, due 3/15/2022	1,950,000	2,015,247
Crown Americas Capital Corp. IV, 4.50%, due 1/15/2023	1,950,000	1,959,750
PolyOne Corp., 5.25%, due 3/15/2023	1,945,000	1,954,725
Steel Dynamics, Inc., 5.125%, due 10/1/2021	1,960,000	1,974,700
		9,919,066
Real Estate – 4.9%
Equinix, Inc., 5.375%, due 1/1/2022	1,950,000	1,986,562
iStar, Inc., 4.625%, due 9/15/2020	1,950,000	1,935,375
		3,921,937

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.7% (Continued)	Par Value	Value
Utilities - 4.9%
AES Corp., 4.00%, due 3/15/2021	$1,950,000	$1,945,125
Vistra Energy Corp., 7.375%, due 11/1/2022	1,936,000	2,013,440
		3,958,565

Total Corporate Bonds (Cost $78,169,103)		$77,912,221

REGISTERED INVESTMENT COMPANIES - 0.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.28% (c) (Cost $627,413)	627,413	$627,413

Investments at Value - 97.5% (Cost $78,796,516)		$78,539,634

Other Assets in Excess of Liabilities - 2.5%		2,035,239

Net Assets - 100.0%		$80,574,873

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $3,900,157 as of January 31, 2019, representing 4.8% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2019. These variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)	The rate shown is the 7-day effective yield as of January 31, 2019.

N.V. - Naamloze Vennootschap

See accompanying notes to Schedules of Investments.

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communication Services - 1.9%
Diversified Telecommunication Services - 1.3%
Vonage Holdings Corp. (a)	28,797	$262,340

Interactive Media & Services - 0.6%
QuinStreet, Inc. (a)	6,422	122,275

Consumer Discretionary - 19.5%
Diversified Consumer Services - 3.6%
Grand Canyon Education, Inc. (a)	3,283	305,122
Strategic Education, Inc.	4,026	440,445
		745,567
Hotels, Restaurants & Leisure - 8.6%
Boyd Gaming Corp.	6,247	170,668
Eldorado Resorts, Inc. (a)	12,966	604,475
Marriott Vacations Worldwide Corp.	2,106	186,465
PlayAGS, Inc. (a)	17,414	436,395
Red Robin Gourmet Burgers, Inc. (a)	2,648	84,683
Texas Roadhouse, Inc.	4,781	290,876
		1,773,562
Household Durables - 1.4%
Lovesac Co. (The) (a)	962	22,972
Roku, Inc. (a)(b)	5,906	265,475
		288,447
Multi-Line Retail - 2.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	5,477	428,137

Specialty Retail - 2.5%
Burlington Stores, Inc. (a)	1,777	305,129
Five Below, Inc. (a)	1,765	218,383
		523,512
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	2,028	260,497

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Consumer Staples - 2.5%
Food & Staples Retailing - 1.8%
Sprouts Farmers Market, Inc. (a)	15,981	$383,224

Food Products - 0.7%
Nomad Foods Ltd. (a)	7,771	142,443

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Matador Resources Co. (a)	11,882	231,699

Financials - 8.2%
Banks - 3.5%
Cadence BanCorp.	9,907	185,756
CenterState Bank Corp.	9,150	226,920
Webster Financial Corp.	2,208	118,967
Western Alliance Bancorp. (a)	4,242	187,836
		719,479
Capital Markets - 2.0%
Evercore, Inc. - Class A	2,498	223,446
Moelis & Co. - Class A (b)	4,180	182,875
		406,321
Consumer Finance - 0.6%
Green Dot Corp. - Class A (a)	1,716	127,018

Insurance - 2.1%
American Equity Investment Life Holding Co.	9,733	304,838
Selective Insurance Group, Inc.	2,199	133,963
		438,801
Health Care - 27.8%
Biotechnology - 8.1%
Amarin Corp. plc - ADR (a)(b)	20,016	350,280
Arena Pharmaceuticals, Inc. (a)	3,865	177,674
Blueprint Medicines Corp. (a)	1,528	110,154
FibroGen, Inc. (a)	3,015	171,101
Heron Therapeutics, Inc. (a)	5,689	153,034
Intercept Pharmaceuticals, Inc. (a)	509	61,426

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Health Care - 27.8% (Continued)
Biotechnology - 8.1% (Continued)
Sage Therapeutics, Inc. (a)	1,182	$168,541
Sarepta Therapeutics, Inc. (a)	2,374	331,672
Vericel Corp. (a)	2,583	44,428
Xencor, Inc. (a)	2,823	101,910
		1,670,220
Health Care Equipment & Supplies - 8.5%
Avanos Medical, Inc. (a)	3,952	180,014
ICU Medical, Inc. (a)	960	238,848
Inogen, Inc. (a)	2,124	321,170
Insulet Corp. (a)(b)	6,452	523,838
LivaNova plc (a)	1,436	132,571
Quidel Corp. (a)	3,357	194,807
Tandem Diabetes Care, Inc. (a)	3,767	163,789
		1,755,037
Health Care Providers & Services - 3.2%
Addus HomeCare Corp. (a)	2,683	161,382
Encompass Health Corp.	3,466	231,667
LHC Group, Inc. (a)	1,141	120,638
PetIQ, Inc. (a)(b)	4,992	151,857
		665,544
Life Sciences Tools & Services - 5.1%
ICON plc (a)	4,402	615,752
PRA Health Sciences, Inc. (a)	4,261	451,538
		1,067,290
Pharmaceuticals - 2.9%
Aerie Pharmaceuticals, Inc. (a)	1,641	77,160
Evolus, Inc. (a)(b)	5,301	86,671
GW Pharmaceuticals plc - ADR (a)	911	130,045
Horizon Pharma plc (a)	5,299	113,876
Odonate Therapeutics, Inc. (a)(b)	1,963	32,527
Zogenix, Inc. (a)(b)	3,576	156,450
		596,729
Industrials - 12.0%
Aerospace & Defense - 0.9%
Ducommun, Inc. (a)(b)	501	19,724

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 12.0% (Continued)
Aerospace & Defense - 0.9% (Continued)
HEICO Corp.	2,048	$173,056
		192,780
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	3,871	201,331

Construction & Engineering - 0.3%
NV5 Global, Inc. (a)	832	58,881

Electrical Equipment - 2.6%
EnerSys	2,393	204,027
TPI Composites, Inc. (a)	10,980	332,365
		536,392
Machinery - 4.2%
Chart Industries, Inc. (a)	4,719	352,509
Kadant, Inc.	1,538	131,192
Oshkosh Corp.	3,685	276,559
RBC Bearings, Inc. (a)	717	99,964
		860,224
Professional Services - 3.0%
ASGN, Inc. (a)	9,857	620,892

Information Technology - 19.1%
IT Services - 4.7%
EVO Payments, Inc. - Class A (a)	7,177	180,502
InterXion Holding N.V. (a)	7,134	428,325
ManTech International Corp. - Class A	6,219	350,565
		959,392
Semiconductors & Semiconductor Equipment - 1.6%
Monolithic Power Systems, Inc.	2,652	335,637

Software - 12.8%
Altair Engineering, Inc. - Class A (a)	6,207	200,983
Five9, Inc. (a)	7,586	387,872
Paylocity Holding Corp. (a)	3,587	254,785
Proofpoint, Inc. (a)	2,202	224,318

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Information Technology - 19.1% (Continued)
Software - 12.8% (Continued)
Rapid7, Inc. (a)	17,292	$694,792
RingCentral, Inc. - Class A (a)	3,872	357,928
SailPoint Technology Holdings, Inc. (a)	11,815	337,318
Varonis Systems, Inc. (a)	3,256	192,364
		2,650,360
Materials - 2.8%
Chemicals - 2.8%
Ingevity Corp. (a)	3,269	307,515
Quaker Chemical Corp.	1,315	268,865
		576,380
Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Easterly Government Properties, Inc.	2,807	50,414
MGM Growth Properties, LLC - Class A	11,841	367,071
Physicians Realty Trust	8,183	148,194
		565,679

Total Common Stocks (Cost $18,837,025)		$20,166,090

CHARTWELL SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)

REGISTERED INVESTMENT COMPANIES - 10.8%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio – Institutional Shares, 2.32% (c) (d)	1,282,350	$1,282,350
Fidelity Institutional Money Market Government Portfolio - Class I, 2.28% (c)	634,265	634,265
Invesco Short-Term Investment Trust Government & Agency Portfolio – Institutional Class, 2.30% (c) (d)	309,362	309,362
Total Registered Investment Companies (Cost $2,225,977)		$2,225,977

Investments at Value - 108.4% (Cost $21,063,002)		$22,392,067

Liabilities in Excess of Other Assets - (8.4%)		(1,733,202)

Net Assets - 100.0%		$20,658,865

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2019 was $1,552,237 (Note 7).
(c)	The rate shown is the 7-day effective yield as of January 31, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019 was $1,591,712 (Note 7).

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

plc - Public Limited Company

See accompanying notes to Schedules of Investments.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2019

Note 1 – Organization

Berwyn Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund, and Chartwell Small Cap Growth Fund, (each a “Fund” and collectively the “Funds”) are organized as a series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012. Class A shares were liquidated on June 30, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

Note 2 – Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are typically valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by Chartwell Investment Partners, LLC (the “Advisor”), the Funds’ investment advisor, subject to review and approval by the Advisor’s Portfolio Pricing Committee (“APPC”), pursuant to procedures adopted by the Board of Trustees of the Trust. The actions of the APPC are subsequently reviewed by the Board at its next regularly scheduled board meeting. The APPC meets as needed. The APPC is comprised of personnel of the Advisor (CFO, COO of Retail Division, CCO, the applicable portfolio manager or lead analyst).

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Note 3 – Federal Income Taxes

At January 31, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Berwyn Income Fund	Chartwell Mid Cap Value Fund
Cost of investments	$1,465,789,003	$23,692,716
Gross unrealized appreciation	$28,418,687	$1,057,572
Gross unrealized depreciation	(46,309,598)	(1,267,840)
Net unrealized depreciation on investments	$(17,890,911)	$(210,268)

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Cost of investments	$209,437,460	$78,800,416	$21,230,608
Gross unrealized appreciation	$31,888,181	$179,823	$2,131,458
Gross unrealized depreciation	(19,414,964)	(440,605)	(969,999)
Net unrealized appreciation (depreciation) on investments	$12,473,217	$(260,782)	$1,161,459

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America (“GAAP”). These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Note 4 – Fair Value Measurements and Disclosure

Financial Accounting Standards Board Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2019, in valuing the Funds’ investments carried at fair value:

Berwyn Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$254,664,501	$-	$-	$254,664,501
Preferred Stocks	77,546,454	-	-	77,546,454
Corporate Bonds	-	1,084,878,146	-	1,084,878,146
Registered Investment Companies	30,808,991	-	-	30,808,991
Total Investments	$363,019,946	$1,084,878,146	$-	$1,447,898,092

Chartwell Mid Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$22,269,908	$-	$-	$22,269,908
Registered Investment Companies	1,212,540	-	-	1,212,540
Total Investments	$23,482,448	$-	$-	$23,482,448

Chartwell Small Cap Value	Level 1	Level 2	Level 3	Total
Common Stocks	$209,494,740	$-	$-	$209,494,740
Registered Investment Companies	12,415,937	-	-	12,415,937
Total Investments	$221,910,677	$-	$-	$221,910,677

Chartwell Short Duration High Yield	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$77,912,221	$-	$77,912,221
Registered Investment Companies	627,413	-	-	627,413
Total Investments	$627,413	$77,912,221	$-	$78,539,634

Chartwell Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$20,166,090	$-	$-	$20,166,090
Registered Investment Companies	2,225,977	-	-	2,225,977
Total Investments	$22,392,067	$-	$-	$22,392,067

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and/or corporate bonds, if applicable, by sector and/or industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2019.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which a Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Berwyn Income Fund at period-end are noted in the Berwyn Income Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that were affiliates during the period ended January 31, 2019.

Security Description	Value, October 31, 2018	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, January 31, 2019
Gold Resource Corp.	$9,404,760	$3,749,691	$-	$-	$848,961	$14,003,412
Total	$9,404,760	$3,749,691	$-	$-	$848,961	$14,003,412

Security Description	Dividend Income	Shares, October 31, 2018	Shares Purchased	Shares Sold	Shares, January 31, 2019
Gold Resource Corp.	$13,521	2,172,000	946,800	-	3,118,800
Total	$13,521	2,172,000	946,800	-	3,118,800

Note 6 – Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of January 31, 2019, Chartwell Small Cap Value Fund had 26.2% of the value of its net assets invested in stocks within the Financials sector and Chartwell Small Cap Growth Fund has 27.8% of the value of its net assets invested in stocks with the Health Care sector.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Note 7 – Securities Lending

Under the terms of the securities lending agreement with BMO Securities Lending (“BMO”), BMO is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay BMO the remaining portion.

As of January 31, 2019, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Berwyn Income Fund	$28,822,154	$30,030,005
Chartwell Mid Cap Value Fund	536,232	548,175
Chartwell Small Cap Value Fund	8,762,933	8,991,306
Chartwell Small Cap Growth Fund	1,552,237	1,591,712

Chartwell Short Duration High Yield Fund did not have any securities on loan as of January 31, 2019.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Chartwell Funds

By (Signature and Title)		/s/ Timothy J. Riddle
Timothy J. Riddle, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Timothy J. Riddle
Timothy J. Riddle, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 20, 2019

By (Signature and Title)		/s/ Neil Walker
Neil Walker, Treasurer (Principal Financial Officer)

Date	March 20, 2019